Provisions for expected credit losses (Tables)	12 Months Ended
Sep. 30, 2021
Provisions for expected credit losses
Reconciliation of impairment charges

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Loans and credit commitments:
Business activity during the year	(444)	195	(387)	207
Net remeasurement of provision for ECL	119	3,156	163	2,655
Impairment charges for debt securities at amortised cost	(25)	18	-	-
Impairment charges for debt securities at FVOCI	2	2	2	2
Recoveries	(242)	(193)	(225)	(173)
Impairment charges (Note 6)	(590)	3,178	(447)	2,691

Schedule of write-offs net of recoveries to average loans

	Consolidated
%	2021	2020
Write-offs net of recoveries to average loans
Housing	0.01	0.02
Personal	1.46	2.75
Business	0.15	0.15
Total write-offs net of recoveries to average loans	0.08	0.14

Schedule of impact of overlays on the provision for ECL

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Modelled provision for ECL	4,352	5,480	3,712	4,659
Portfolio Overlays	647	652	551	513
Total provision for ECL	4,999	6,132	4,263	5,172

Summary of key macroeconomic assumptions for base case scenario

Key macroeconomic assumptions for base case scenario	30 September 2021	30 September 2020
Annual GDP:
Australia	Forecast growth of 0.1% for calendar	Forecast growth of 2.5% for calendar
	year 2021 and 7.4% for calendar year	year 2021
2022
New Zealand	Forecast growth of 5.6% for calendar	Forecast growth of 3.9% for calendar
	year 2021 and 2.3% for calendar year	year 2021
2022
	Forecast price contraction of 0.7%	Forecast price contraction of 19.3% for
Commercial property index	for calendar year 2021 and 4.7% for	calendar year 2021
calendar year 2022
Residential property prices:
Australia	Forecast price appreciation of 11.8%	Forecast price contraction of 0.4% for
	for calendar year 2021 and 5.0% for	calendar year 2021
calendar year 2022
New Zealand	Forecast price appreciation of 20% for	Forecast price appreciation of 8.0% for
	calendar year 2021 and 0% for calendar	calendar year 2021
year 2022
Cash rate	Forecast to remain at 10bps over	Forecast to remain at 10bps over
	calendar years 2021 and 2022	calendar year 2021
Unemployment rate:
Australia	Forecast rate of 5.4% at December 2021	Forecast to peak at 7.9% (February
	and 4% at December 2022	2021) and fall to 7.5% at December 2021
	Forecast rate of 4.2% at December 2021	Forecast to peak at 7% (December
New Zealand	and 3.5% at December 2022	2020) and then fall to 6.4% at
December 2021

Summary of the the probability weighted scenarios

The following sensitivity table shows the reported provision for ECL based on the probability weighted scenarios and what the provision for ECL would be assuming a 100% weighting is applied to the base case scenario and to the downside scenario (with all other assumptions, including customer risk grades, held constant).

	Consolidated		Parent Entity
$m	2021	2020	2021	2020
Reported probability-weighted ECL	4,999	6,132	4,263	5,172
100% base case ECL	3,411	4,750	2,877	4,051
100% downside ECL	7,399	8,315	6,354	6,956

Summary of macroeconomic scenario weightings	The following table indicates the weightings applied by the Group and Parent Entity:

Macroeconomic scenario weightings (%)	2021	2020
Upside	5.0	5.0
Base	55.0	55.0
Downside	40.0	40.0

Loans and credit commitments
Provisions for expected credit losses
Summary and changes in the provision for ECL

	2021				2020
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Consolidated
Provision for ECL on loans
Housing	154	735	607	1,496	185	742	977	1,904
Personal	124	314	173	611	180	362	232	774
Business	495	822	1,172	2,489	537	1,433	954	2,924
Total provision for ECL on loans	773	1,871	1,952	4,596	902	2,537	2,163	5,602
Provisions for ECL on credit commitments
Housing	6	6	-	12	7	5	-	12
Personal	29	41	1	71	36	46	-	82
Business	128	173	19	320	139	287	10	436
Total provision for ECL on credit commitments	163	220	20	403	182	338	10	530
Total provisions for ECL on loans and credit commitments	936	2,091	1,972	4,999	1,084	2,875	2,173	6,132
Presented as provision for ECL on:
Loans (Note 12)	766	1,871	1,952	4,589	902	2,537	2,163	5,602
Loans included in assets held for sale (Note 37)	7	-	-	7	-	-	-	-
Credit commitments (Note 26)	161	220	20	401	182	338	10	530
Credit commitments included in liabilities held for sale (Note 37)	2	-	-	2	-	-	-	-
Total provisions for ECL on loans and credit commitments	936	2,091	1,972	4,999	1,084	2,875	2,173	6,132
Of which:
Individually assessed provisions	-	-	832	832	-	-	611	611
Collectively assessed provisions	936	2,091	1,140	4,167	1,084	2,875	1,562	5,521
Total provisions for ECL on loans and credit commitments	936	2,091	1,972	4,999	1,084	2,875	2,173	6,132
Gross loans and credit commitments	828,770	76,946	9,770	915,486	812,450	71,841	11,311	895,602
Coverage ratio on loans (%)	0.12	2.70	20.56	0.64	0.14	4.02	19.50	0.80
Coverage ratio on loans and credit commitments (%)	0.11	2.72	20.18	0.55	0.13	4.00	19.21	0.68

Note 13. Provisions for expected credit losses (continued)

	2021				2020
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Parent Entity
Provision for ECL on loans
Housing	114	669	552	1,335	145	630	904	1,679
Personal	111	270	151	532	162	297	193	652
Business	409	607	1,026	2,042	445	1,154	763	2,362
Total provision for ECL on loans	634	1,546	1,729	3,909	752	2,081	1,860	4,693
Provision for ECL on credit commitments
Housing	4	5	-	9	4	5	-	9
Personal	23	34	-	57	28	35	-	63
Business	119	150	19	288	129	269	9	407
Total provision for ECL on credit commitments	146	189	19	354	161	309	9	479
Total provisions for ECL on loans and credit commitments	780	1,735	1,748	4,263	913	2,390	1,869	5,172
Presented as provision for ECL on:
Loans (Note 12)	627	1,546	1,729	3,902	752	2,081	1,860	4,693
Loans included in assets held for sale (Note 37)	7	-	-	7	-	-	-	-
Credit commitments (Note 26)	144	189	19	352	161	309	9	479
Credit commitments included in liabilities held for sale (Note 37)	2	-	-	2	-	-	-	-
Total provisions for ECL on loans and credit commitments	780	1,735	1,748	4,263	913	2,390	1,869	5,172
Of which:
Individually assessed provisions	-	-	724	724	-	-	520	520
Collectively assessed provisions	780	1,735	1,024	3,539	913	2,390	1,349	4,652
Total provisions for ECL on loans and credit commitments	780	1,735	1,748	4,263	913	2,390	1,869	5,172
Gross loans and credit commitments	720,659	68,179	8,980	797,818	712,381	61,822	10,293	784,496
Coverage ratio on loans (%)	0.11	2.50	19.81	0.63	0.14	3.84	18.39	0.77
Coverage ratio on loans and credit commitments (%)	0.11	2.54	19.47	0.53	0.13	3.87	18.16	0.66

Note 13. Provisions for expected credit losses (continued)

The following tables reconcile the provisions for ECL on loans and credit commitments for the Group and Parent Entity.

Movement in provision for ECL on loans and credit commitments

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Balance as at 30 September 2019	884	1,674	1,355	3,913	747	1,420	1,211	3,378
Transfers to Stage 1	1,578	(1,528)	(50)	-	1,150	(1,125)	(25)	-
Transfers to Stage 2	(345)	1,161	(816)	-	(266)	930	(664)	-
Transfers to Stage 3	(7)	(955)	962	-	(6)	(773)	779	-
Business activity during the year	212	60	(77)	195	188	64	(45)	207
Net remeasurement of provision for ECL	(1,233)	2,474	1,915	3,156	(897)	1,880	1,672	2,655
Write-offs	-	-	(1,170)	(1,170)	-	-	(1,105)	(1,105)
Exchange rate and other adjustments	(5)	(11)	54	38	(3)	(6)	46	37
Balance as at 30 September 2020	1,084	2,875	2,173	6,132	913	2,390	1,869	5,172
Transfers to Stage 1	1,246	(1,128)	(118)	-	1,058	(960)	(98)	-
Transfers to Stage 2	(200)	1,290	(1,090)	-	(173)	1,094	(921)	-
Transfers to Stage 3	(8)	(507)	515	-	(7)	(449)	456	-
Business activity during the year	122	(223)	(343)	(444)	110	(199)	(298)	(387)
Net remeasurement of provision for ECL	(1,284)	(200)	1,603	119	(1,121)	(140)	1,424	163
Write-offs	-	-	(836)	(836)	-	-	(739)	(739)
Exchange rate and other adjustments	(24)	(16)	68	28	-	(1)	55	54
Balance as at 30 September 2021	936	2,091	1,972	4,999	780	1,735	1,748	4,263

The provisions for ECL on loans and credit commitments can be further disaggregated into the following classes:

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Housing
Balance as at 30 September 2019	163	354	591	1,108	141	335	557	1,033
Transfers to Stage 1	566	(542)	(24)	-	376	(365)	(11)	-
Transfers to Stage 2	(68)	472	(404)	-	(44)	391	(347)	-
Transfers to Stage 3	-	(276)	276	-	-	(233)	233	-
Business activity during the year	25	(53)	(142)	(170)	19	(45)	(128)	(154)
Net remeasurement of provision for ECL	(492)	798	772	1,078	(343)	552	686	895
Write-offs	-	-	(120)	(120)	-	-	(111)	(111)
Exchange rate and other adjustments	(2)	(6)	28	20	-	-	25	25
Balance as at 30 September 2020	192	747	977	1,916	149	635	904	1,688
Transfers to Stage 1	283	(265)	(18)	-	246	(237)	(9)	-
Transfers to Stage 2	(36)	677	(641)	-	(32)	624	(592)	-
Transfers to Stage 3	-	(120)	120	-	-	(115)	115	-
Business activity during the year	42	(49)	(180)	(187)	39	(43)	(165)	(169)
Net remeasurement of provision for ECL	(322)	(253)	387	(188)	(284)	(190)	328	(146)
Write-offs	-	-	(76)	(76)	-	-	(63)	(63)
Exchange rate and other adjustments	1	4	38	43	-	-	34	34
Balance as at 30 September 2021	160	741	607	1,508	118	674	552	1,344

Note 13. Provisions for expected credit losses (continued)

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Personal
Balance as at 30 September 2019	268	459	248	975	229	401	213	843
Transfers to Stage 1	744	(732)	(12)	-	549	(547)	(2)	-
Transfers to Stage 2	(154)	368	(214)	-	(131)	313	(182)	-
Transfers to Stage 3	(1)	(342)	343	-	(1)	(307)	308	-
Business activity during the year	35	(37)	(50)	(52)	36	(31)	(43)	(38)
Net remeasurement of provision for ECL	(676)	694	617	635	(492)	503	573	584
Write-offs	-	-	(728)	(728)	-	-	(699)	(699)
Exchange rate and other adjustments	-	(2)	28	26	-	-	25	25
Balance as at 30 September 2020	216	408	232	856	190	332	193	715
Transfers to Stage 1	476	(469)	(7)	-	403	(401)	(2)	-
Transfers to Stage 2	(98)	281	(183)	-	(92)	251	(159)	-
Transfers to Stage 3	(1)	(202)	203	-	(1)	(182)	183	-
Business activity during the year	27	(25)	(35)	(33)	28	(20)	(30)	(22)
Net remeasurement of provision for ECL	(468)	360	402	294	(394)	324	386	316
Write-offs	-	-	(461)	(461)	-	-	(438)	(438)
Exchange rate and other adjustments	1	2	23	26	-	-	18	18
Balance as at 30 September 2021	153	355	174	682	134	304	151	589

	Consolidated				Parent Entity
			Non-				Non-
	Performing		performing		Performing		performing
$m	Stage 1	Stage 2	Stage 3	Total	Stage 1	Stage 2	Stage 3	Total
Business
Balance as at 30 September 2019	453	861	516	1,830	377	684	441	1,502
Transfers to Stage 1	268	(254)	(14)	-	225	(213)	(12)	-
Transfers to Stage 2	(123)	321	(198)	-	(91)	226	(135)	-
Transfers to Stage 3	(6)	(337)	343	-	(5)	(233)	238	-
Business activity during the year	152	150	115	417	133	140	126	399
Net remeasurement of provision for ECL	(65)	982	526	1,443	(62)	825	413	1,176
Write-offs	-	-	(322)	(322)	-	-	(295)	(295)
Exchange rate and other adjustments	(3)	(3)	(2)	(8)	(3)	(6)	(4)	(13)
Balance as at 30 September 2020	676	1,720	964	3,360	574	1,423	772	2,769
Transfers to Stage 1	487	(394)	(93)	-	409	(322)	(87)	-
Transfers to Stage 2	(66)	332	(266)	-	(49)	219	(170)	-
Transfers to Stage 3	(7)	(185)	192	-	(6)	(152)	158	-
Business activity during the year	53	(149)	(128)	(224)	43	(136)	(103)	(196)
Net remeasurement of provision for ECL	(494)	(307)	814	13	(443)	(274)	710	(7)
Write-offs	-	-	(299)	(299)	-	-	(238)	(238)
Exchange rate and other adjustments	(26)	(22)	7	(41)	-	(1)	3	2
Balance as at 30 September 2021	623	995	1,191	2,809	528	757	1,045	2,330